Income tax (Tables)	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
Reconciliation of Income Taxes at Statutory Rates

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2026	2025	2024
Loss for the year	$(5,032,184)	$(6,067,232)	$(6,739,120)

Expected income tax (recovery)	(1,225,526)	(1,014,891)	(821,664)
Change in statutory, foreign tax, foreign exchange rates and other	(22,810)	65,781	9,519
Permanent Difference	9	252	181,257
Provision to NOLs	(2,027,434)	927,476	181,755
Change in unrecognized deductible temporary differences	2,375,521	(115,279)	449,133
Total income tax expense (recovery)	$(900,240)	$(136,661)	$—

Summary of Net Deferred Tax Asset (Liability)

	As of March 31,
	2026	2025
Deferred Tax Assets (liabilities)
Unrealized gain/loss	$(21)	$17,145
Foreign currency (OCI)	(143,818)	10,383
Intangible assets	—	—
Depreciation	(292,198)	(296,736)
Non-capital losses available for future period	2,935,021	1,597,167
	2,498,984	1,327,959
Unrecognized deferred tax assets	(2,498,984)	(1,327,959)
Net deferred tax asset (liability)	$—	$—

Summary of Temporary Differences

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	March 31, 2026	Expiry Date Range	March 31, 2025	Expiry Date Range
Temporary Differences
Non-capital losses available for future period - finite	$109,719	5 years	$704,429	5 years
Non-capital losses available for future period	$2,032,440	No expiry date	$6,639,511	No expiry date